Income Taxes - Significant Components of Deferred Tax Assets and Liability (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowances and operating liabilities	$ 439	$ 368	$ 331
Net operating loss carryforwards	51	25	14
Postretirement benefits	49	54	14
Foreign tax credit carryforwards	300	259	106
Other	39	149	151
Deferred tax assets gross	878	855	616
Valuation allowance for deferred tax assets	(133)	(93)	(13)
Total deferred tax assets	745	762	603
Deferred tax liabilities:
Tax over book depreciation	306	268	204
Intangible assets	1,757	1,448	1,398
Deferred income	285	314	226
Accrued U.S. tax on unremitted earnings	92	92	70
Other	164	208	168
Total deferred tax liabilities	2,604	2,330	2,066
Net deferred tax liability	$ 1,859	$ 1,568	$ 1,463